Note 5 - Fair Value of Below Market Time Charters Acquired (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Amortization of Fair Value of Below-market Time Charters Acquired	$ 3,063,787	$ (0)
Below Market Time Charters Acquired, Noncurrent	42,697,246		$ 17,461,586
Fair Value, Inputs, Level 2 [Member] | M/V Marcos V [Member]
Below Market Time Charters, Fair Value			$ 17,691,698
Fair Value, Inputs, Level 2 [Member] | M/V Emmanuel P [Member]
Below Market Time Charters, Fair Value	15,759,241
Fair Value, Inputs, Level 2 [Member] | M/V Rena P [Member]
Below Market Time Charters, Fair Value	$ 12,540,206